Bonds (Details) - Schedule of Movement of this Account - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Tren Urbano de Lima S.A. [Member]
Schedule of Movement of this Account [Line Items]
Balance at January, 1	S/ 629,956	S/ 626,697	S/ 624,454
Amortization	(26,004)	(19,848)	(16,376)
Accrued interest	57,407	54,918	49,013
Interest paid	(32,998)	(31,811)	(30,394)
Balance at December, 31	628,361	629,956	626,697
Red Vial 5 S.A. [Member]
Schedule of Movement of this Account [Line Items]
Balance at January, 1	218,684	251,933	280,848
Amortization	(38,266)	(33,085)	(28,836)
Accrued interest	16,609	19,744	22,315
Interest paid	(16,908)	(19,908)	(22,394)
Balance at December, 31	180,119	218,684	251,933
Cumbra Peru S.A. [Member]
Schedule of Movement of this Account [Line Items]
Balance at January, 1	21,273	26,282	27,457
Amortization	(5,424)	(3,812)	(3,687)
Exchange difference	(594)	(1,030)	2,561
Accrued interest	1,493	1,858	2,219
Interest paid	(2,303)	(2,025)	(2,268)
Balance at December, 31	S/ 14,445	S/ 21,273	S/ 26,282